Business Combination - Schedule of Pro Forma Financial Information (Details) - Acquisition of Dealership [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 168,546	$ 182,086	$ 341,603	$ 373,891	$ 663,878	$ 675,811
Income before income taxes	4,044	4,541	7,301	11,377	6,890	13,722
Net income	$ 1,927	$ 3,046	$ 3,951	$ 7,888	$ 2,715	$ 8,567